SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF REVENUE AND ASSETS BY GEOGRAPHICAL AREAS

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

By Geography:

	For the period ended March 31, 2022
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$-	$-
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net Profit/(loss) before taxation	-	(1,433)	(22,852)	(24,285)

Total assets	$0	$562,368	$286,779	$849,147

	For the period ended March 31, 2021
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$10,629	$10,629
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net Profit/(loss) before taxation	-	(42)	10,580	10,538

Total assets	$0	$11,421	$292,901	$304,322

	For the period ended December 31, 2021
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$8,137	$8,137
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net Profit/(loss) before taxation	(87,800)	20,070	7,246	(60,484)

Total assets	$0	$563,141	$55,108	$618,249

	For the period ended December 31, 2020
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$511	$-
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net loss before taxation	(18,031)	(87)	(240)	(18,369)

Total assets	$10	$2,245	$27,236	$29,491

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

By Geography:

	For the year ended December 31, 2021
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$8,137	$8,137
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net Profit/(loss) before taxation	(87,800)	20,070	7,246	(60,484)

Total assets	$0	$563,141	$55,108	$618,249

	For the period ended December 31, 2020
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$511	$-
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net Profit/(loss) before taxation	(18,031)	(87)	(240)	(18,369)

Total assets	$10	$2,245	$27,236	$29,491